UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_____________

FORM N-CSR
_____________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-22125

Javelin Exchange-Traded Trust
(Exact name of Registrant as specified in charter)

33 Witherspoon Street, Suite 210
Princeton, NJ 08542
(Address of principal executive offices) (Zip code)

Brinton W. Frith
President
Javelin Investment Management, LLC
33 Witherspoon Street, Suite 210
Princeton, NJ 08542
(Name and address of agent for service)

_____________

Copies to:

Bibb L. Strench, Esq.
Seward & Kissel LLP
1200 G Street, N.W., Suite 350
Washington, DC  20005

Registrant's telephone number, including area code:   (609) 356-0800

Date of fiscal year end:   December 31, 2011

Date of reporting period:   June 30, 2011

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS

JETS Contrarian Opportunities Index Fund

Semi-Annual Report

June 30, 2011

Javelin Exchange Traded Trust (ETF) and JETS are service marks of Javelin Investment Management, LLC (Javelin).

Dow Jones is a servicemark of Dow Jones & Company and has been licensed for use by Javelin Investment Management, LLC and the JETS Contrarian Opportunities Index Fund (the “Fund”). The Fund is not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, nor does this company make any representation regarding the advisability of investing in the Fund.

This financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Foreside Funds Services, LLC, distributor

An investment in the Fund is subject to investment risk, including the possible loss of principal amount invested. The risks associated with the Fund are detailed in the prospectus which include: stock market risk, index risk, tracking error risk, replication management risk, small and mid cap company risk, market price risk and trading halts risk.

Table of Contents

Fees and Expenses	1

Schedule of Investments	2

Statement of Assets and Liabilities	6

Statement of Operations	7

Statement of Changes in Net Assets	8

Financial Highlights	9

Notes to Financial Statements	10

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses.  The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the period ended June 30, 2011.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of Fund shares. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio based on the Six-Month period	Expense Paid During the Six-Month Period(1)
Actual	$1,000.00	$1,076.00	0.58%	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021,92	0.58%	$2.91

———————
(1)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period ended June 30, 2011.  Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365.

JETS Contrarian Opportunities Index Fund

Schedule of Investments
June 30, 2011 (Unaudited)

Number			Number
of shares		Value	of shares		Value
	Common Stocks - 99.7%			Energy - 4.6%
	(percentage of net assets)			Energy Equipment & Services - 0.8%
	Consumer Discretionary - 18.0%		2,747	Atwood Oceanics, Inc. (a)	$121,225
	Auto Components - 0.6%			Oil, Gas & Consumable Fuels - 3.8%
8,310	American Axle & Manufacturing		1,682	ConocoPhillips	126,470
	Holdings, Inc. (a)	$94,568	1,414	Exxon Mobil Corp.	115,071
			1,449	Hess Corp.	108,327
	Diversified Consumer Services - 2.2°%		5,441	W&T Offshore, Inc.	142,119
2,753	Apollo Group, Inc., Class A (a)	120,251	20,461	Warren Resources, Inc. (a)	77,956
2,754	Weight Watchers International, Inc.	207,844			569,943
		328,095		Total Energy	691,168

	Hotels, Restaurants & Leisure - 2.8%			Financials - 14.6%
3,113	CEC Entertainment, Inc.	124,862		Capital Markets - 2.6%
28,837	Denny's Corp. (a)	111,888	13,729	BGC Partners, Inc., Class A	106,125
7,113	Domino's Pizza, Inc. (a)	179,532	7,058	Calamos Asset Management, Inc.,
		416,282		Class A	102,482
			21,933	GFI Group, Inc.	100,673
	Household Durables - 0.8%		6,422	Investment Technology Group, Inc. (a)	90,036
4,565	Universal Electronics, Inc. (a)	115,312			399,316
	Internet & Catalog Retail - 0.7°%
3,436	eBay, Inc. (a)	110,880		Consumer Finance - 2.5%
	Media - 1.6%		19,392	Advance America Cash Advance Centers,
3,183	McGraw-Hill Cos, Inc.	133,399		Inc.	133,611
10,003	Sinclair Broadcast Group, Inc., Class A	109,833	5,023	Nelnet, Inc., Class A	110,807
		243,232	1,536	Portfolio Recovery Associates, Inc. (a)	130,238
					374,656
	Multiline Retail - 1.6%
4,864	Macy's, Inc.	142,223		Diversified Financial Services - 2.5%
2,173	Target Corp.	101,936	385	CME Group, Inc., Class A	112,262
		244,159	3,911	Moody's Corp.	149,987
			4,234	The NASDAQ OMX Group, Inc. (a)	107,120
	Specialty Retail - 7.7°%				369,369
7,359	American Eagle Outfitters, Inc.	93,827
2,886	DSW, Inc., Class A (a)	146,060		Insurance - 7.0%
5,817	GameStop Corp., Class A (a)	155,139	3,221	Axis Capital Holdings Ltd.	99,722
5,550	Gap, Inc.	100,455	4,945	EMC Insurance Group, Inc.	94,450
2,978	Genesco, Inc. (a)	155,154	3,970	FBL Financial Group, Inc., Class A	127,636
3,763	Hibbett Sports, Inc. (a)	153,192	3,824	HCC Insurance Holdings, Inc.	120,456
3,641	Limited Brands, Inc.	139,996	12,030	Meadowbrook Insurance Group, Inc.	119,217
8,293	PEP Boys-Manny Moe & Jack	90,643	5,530	National Interstate Corp.	126,637
3,154	Williams-Sonoma, Inc.	115,090	3,655	Principal Financial Group, Inc.	111,185
		1,149,556	1,997	ProAssurance Corp. (a)	139,790
			4,478	Tower Group, Inc.	106,666
	Total Consumer Discretionary	2,702,084			1,045,759
	Consumer Staples - 0.8%
	Food Products - 0.8%			Total Financials	2,189,100
5,183	Smithfield Foods, Inc. (a)	113,352
	Total Consumer Staples	113,352		Health Care - 27.9%
				Biotechnology - 3.3%
			1,789	Biogen Idec, Inc. (a)	191,280
			1,974	Cephalon, Inc. (a)	157,723
			6,220	Myriad Genetics, Inc. (a)	141,256
					490,259

See Accompanying Notes to Financial Statements.

JETS Contrarian Opportunities Index Fund

Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Number			Number
of shares		Value	of shares		Value
	Health Care - 27.9% (continued)			Industrials - 11.3% (continued)
	Health Care Equipment & Supplies - 6.2%			Commercial Services & Supplies - 2.4% (continued)
1,234	CR Bard, Inc.	$135,567	6,317	R.R. Donnelley & Sons Co.	$123,876
4,955	Greatbatch, Inc. (a)	132,893			368,003
5,862	Immucor, Inc. (a)	119,702
2,563	Integra LifeSciences Holdings Corp. (a)	122,537		Construction & Engineering - 1.7%
2,574	Kinetic Concepts, Inc. (a)	148,340	3,529	KBR, Inc.	133,008
1,963	Stryker Corp.	115,208	2,623	URS Corp. (a)	117,353
1,965	The Cooper Companies, Inc.	155,707			250,361
		929,954
				Electrical Equipment - 0.2%
	Health Care Providers & Services - 16.6%		31,627	Advanced Battery Technologies, Inc. (a)	31,311
3,169	Aetna, Inc.	139,721
3,359	Amedisys, Inc. (a)	89,450		Machinery - 1.4%
2,175	AMERIGROUP Corp. (a)	153,272	1,270	Joy Global, Inc.	120,955
2,854	Cardinal Health, Inc.	129,629	3,098	Oshkosh Corp. (a)	89,656
2,739	CIGNA Corp.	140,867			210,611
3,152	Community Health Systems, Inc. (a)	80,943
3,986	Coventry Health Care, Inc. (a)	145,369		Professional Services - 1.7%
12,439	Health Management Associates, Inc.,		17,024	CBIZ, Inc. (a)	125,297
	Class A (a)	134,092	4,441	Huron Consulting Group, Inc. (a)	134,162
9,483	Healthways, Inc. (a)	143,952			259,459
2,025	Humana, Inc.	163,094
4,854	Kindred Healthcare, Inc. (a)	104,215		Total Industrials	1,700,976
3,313	LifePoint Hospitals, Inc. (a)	129,472
2,401	Magellan Health Services, Inc. (a)	131,431		Information Technology - 18.0%
1,872	Mednax, Inc. (a)	135,140		Communications Equipment - 2.9%
2,667	National Healthcare Corp.	132,203	5,613	Anaren, Inc. (a)	119,276
8,053	Sun Healthcare Group, Inc. (a)	64,585	4,206	Comtech Telecommunications Corp.	117,936
6,065	Triple-S Management Corp., Class B (a)	131,792	2,158	InterDigital, Inc.	88,155
2,794	UnitedHealth Group, Inc.	144,115	2,870	Riverbed Technology, Inc. (a)	113,623
5,820	Universal American Corp.	63,729			438,990
1,815	WellPoint, Inc.	142,968
		2,500,039		Computers & Peripherals - 1.2%
			2,428	Hewlett-Packard Co.	88,379
	Pharmaceuticals - 1.8%		2,329	SanDisk Corp. (a)	96,654
3,403	Endo Pharmaceuticals Holdings, Inc. (a)	136,699			185,033
7,182	ViroPharma, Inc. (a)	132,867
		269,566		Electronic Equipment, Instruments & Components – 2.6%
			1,694	Anixter International, Inc.	110,686
	Total Health Care	4,189,818	3,262	Avnet, Inc. (a)	103,993
			5,323	Corning, Inc.	96,612
	Industrials - 11.3%		10,474	Micron Technology, Inc. (a)	78,346
	Aerospace & Defense - 3.2%				389,637
2,047	Honeywell International, Inc.	121,981
1,470	L-3 Communications Holdings, Inc.	128,551		Internet Software & Services - 1.6%
1,437	Lockheed Martin Corp.	116,354	191	Google, Inc., Class A (a)	96,718
1,654	Northrop Grumman Corp.	114,705	8,226	ValueClick, Inc. (a)	136,552
		481,591			233,270

	Airlines - 0.7%			IT Services - 1.6%
18,249	Republic Airways Holdings, Inc. (a)	99,640	4,460	NeuStar, Inc., Class A (a)	116,852
			4,234	SRA International, Inc., Class A (a)	130,915
	Commercial Services & Supplies - 2.4%				247,767
2,209	Consolidated Graphics, Inc. (a)	121,385
3,625	G&K Services, Inc., Class A	122,742

See Accompanying Notes to Financial Statements.

JETS Contrarian Opportunities Index Fund

Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Number
of shares		Value	Face Value		Value
	Information Technology - 18.0% (continued)			Short-Term Instruments - 0.3%
	Semiconductors & Semiconductor Equipment - 6.5%			Time Deposit - 0.3%
6,387	ATMI, Inc. (a)	$130,486	$51,977	Wells Fargo	$51,977
9,426	Brooks Automation, Inc. (a)	102,366		0.03%, 7/01/11
3,989	Diodes, Inc. (a)	104,113
13,508	Entegris, Inc. (a)	136,701		Total Short-Term Instruments
6,290	Fairchild Semiconductor International,			(Cost $51,977)	51,977
	Inc. (a)	105,106
2,195	Lam Research Corp. (a)	97,195		Total Investments - 100.0%
6,031	Marvell Technology Group Ltd. (a)	89,048		(Cost $13,802,887)	$15,018,921
5,197	Microsemi Corp. (a)	106,538
3,342	Texas Instruments, Inc.	109,718		Other assets, less cash and liabilities - 0.0%	4,604
		981,271
				Net Assets - 100.0%	$15,023,525
	Software - 1.6%
4,734	CA, Inc.	108,125		_________________
6,356	Symantec Corp. (a)	125,340		(a) Non-income producing security.
		233,465

	Total Information Technology	2,709,433

	Materials - 2.5%
	Chemicals - 1.6%
1,382	Mosaic Co.	93,603
2,726	Rockwood Holdings, Inc. (a)	150,720
		244,323

	Paper & Forest Products - 0.9%
1,321	Domtar Corp.	125,125

	Total Materials	369,448

	Telecommunication Services - 2.0%
	Diversified Telecommunication Services - 0.9%
17,867	Premiere Global Services, Inc. (a)	142,579

	Wireless Telecommunication Services - 1.1%
9,238	MetroPCS Communications, Inc. (a)	158,986

	Total Telecommunication Services	301,565

	Total Common Stocks
	(Cost $13,750,910)	14,966,944

See Accompanying Notes to Financial Statements.

JETS Contrarian Opportunities Index Fund

Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Sector Breakdown (% of the Fund's Net Assets) as of June 30, 2011

Health Care	27.9
Consumer Discretionary	18.0
Information Technology	18.0
Financials	14.6
Industrials	11.3
Energy	4.6
Materials	2.5
Telecommunication Services	2.0
Consumer Staples	0.8
99.7

See Accompanying Notes to Financial Statements.

JETS Contrarian Opportunities Index Fund

Statement of Assets and Liabilities
June 30, 2011 (Unaudited)

ASSETS:
Investments, at value	$15,018,921
Dividend receivable	9,732
Total Assets	15,028,653

LIABILITIES:
Accrued advisory fee	3,549
Accrued other expenses	1,579
Total Liabilities	5,128
NET ASSETS	$15,023,525

NET ASSETS CONSIST OF:
Shares of beneficial interest	$13,272,351
Accumulated undistributed net investment income	25,683
Accumulated undistributed net realized gain on investments	509,457
Net unrealized appreciation on investments	1,216,034
Net Assets	$15,023,525

Shares of beneficial interest outstanding (unlimited shares of $0.0001
par value authorized)	350,100
Net asset value	$42.91

Market price	$42.93

Investments, at cost	$13,802,887

See Accompanying Notes to Financial Statements.

JETS Contrarian Opportunities Index Fund

Statement of Operations
For the period ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:

Dividend income, net of foreign taxes	$66,308
Interest income	10
Total Investment Income	66,318

EXPENSES:
Investment advisory fees	40,635
Chief compliance officer fees	16,674
Trustees' fees	4,803
Total Expenses Before Fee Waiver	62,112
Advisory fee waiver (Note 4)	(21,477)
Net Expenses	40,635
Net Investment Income	25,683

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments (Note 5)	760,142
Net change in unrealized appreciation on investments	123,549
Net realized and unrealized gain on investments	883,691
Net increase in net assets resulting from operations	$909,374

See Accompanying Notes to Financial Statements.

JETS Contrarian Opportunities Index Fund

Statement of Changes in Net Assets

	For the Period Ended June 30, 2011 (Unaudited)	For the Period Ended December 31, 2010(a)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
Net investment income	$25,683	$23,229
Net realized gain (loss) on investments	760,142	(327,021)
Net change in unrealized appreciation on investments	123,549	1,092,485
Net increase in net assets resulting from operations	909,374	788,693

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(23,259)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,143,747	12,730,407
Cost of shares redeemed	–	(1,538,937)
Transaction fees	1,500	12,000
Net increase in net assets resulting from shareholder transactions	2,145,247	11,203,470
Increase in Net Assets	3,054,621	11,968,904

NET ASSETS:
Beginning of period	11,968,904	–
End of period	$15,023,525	$11,968,904
Accumulated net investment gain at end of period	$25,683	$–

CHANGES IN SHARES OUTSTANDING:
Shares sold	50,000	350,100
Shares redeemed	–	(50,000)
Shares outstanding, beginning of period	300,100	–
Shares outstanding, end of period	350,100	300,100
———————
(a)	Commenced operations on April 9, 2010.

See Accompanying Notes to Financial Statements.

JETS Contrarian Opportunities Index Fund

Financial Highlights
For a share outstanding throughout the period presented.

	For the Period Ended June 30, 2011 (Unaudited)	For the Period Ended December 31, 2010(a)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning period	$39.88	$35.00
Net investment income(b)	0.08	0.09
Net realized and unrealized gain	2.95	4.79
Total from investment operations	3.03	4.88

Distributions to shareholders from net investment income	–	(0.09)
Transaction fees(b)	–	0.09
Net asset value at end of period	$42.91	$39.88
Market price at end of period	$42.93	$40.17
NET ASSET VALUE, TOTAL RETURN(c)	7.60%	14.21%
MARKET PRICE, TOTAL RETURN(c)	6.87%	15.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$15,024	$11,969
Ratio to average net assets of:
Total expense(d)	0.89%	1.13%
Net expenses(d)(f)	0 .58%	0 .58%
Net investment income(d)	0 .37%	0 .67%
Portfolio turnover rate(e)	54.86%	37.76%
———————
(a)	Commenced operations on April 9, 2010.

(b)	Per shares values have been calculated using the average share method.

(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and    distributions at net asset value during the period, and redemption at the net asset value on the last day of the period.  Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and sale at the market price on the last day of the period.  Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)	Reflects the Fund’s advisory fees, after waiver.

See Accompanying Notes to Financial Statements.

JETS Contrarian Opportunities Index Fund

Notes to Financial Statements
June 30, 2011 (Unaudited)

Note 1. Organization

Javelin Exchange-Traded Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. It was organized as a Delaware statutory trust on July 18, 2007. The Trust currently consists of one series, the JETS Contrarian Opportunities Index Fund (the “Fund”).  On April 7, 2010, 100 shares of the Fund were issued for cash, at $35 per share.  The Fund commenced investment operations on April 9, 2010. Javelin Investment Management, LLC (the “Adviser”) serves as the Fund’s adviser.

The Fund’s investment objective is to seek performance results that, before fees and expenses, correspond generally to the performance of the Dow Jones U.S. Contrarian Opportunities IndexSM, a benchmark index that measures the investment return of securities that are consistent with contrarian principles.

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following summarizes the significant accounting policies of the Fund:

A.  Security Valuations

The Fund calculates its net asset value per share (“NAV”) generally once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE Arca SM (normally 4:00 p.m. Eastern time) on each day that the NYSE Arca SM (the Fund’s listing exchange) and the Fund’s custodian are open for business. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee, pursuant to procedures approved by or under the direction of the Board of Trustees (the “Board”). Pursuant to those procedures, the Valuation Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under the circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price, if available, or based on price quotations supplied by a pricing service, market maker or dealer.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as described above.

Fair Value of Financial Instruments. GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using unadjusted quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities and others.

JETS Contrarian Opportunities Index Fund

Notes to Financial Statements (Continued)
June 30, 2011 (Unaudited)

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

JETS Contrarian Opportunities Index Fund

Notes to Financial Statements (Continued)
June 30, 2011 (Unaudited)

Category	Level 1	Level 2	Level 3	Total Value at 6/30/2011
Common Stocks:
Consumer Discretionary	$2,702,084	$––	$––	$2,702,084
Consumer Staples	113,352	––	––	113,352
Energy	691,168	––	––	691,168
Financials	2,189,100	––	––	2,189,100
Health Care	4,189,818	––	––	4,189,818
Industrials	1,700,976	––	––	1,700,976
Information Technology	2,709,433	––	––	2,709,433
Materials	369,448	––	––	369,448
Telecommunication Services	301,565	––	––	301,565
Time Deposit	––	51,977	––	51,977
Total	$14,966,944	$51,977	$––	$15,018,921

During the period ended June 30, 2011, there were no transfers between Levels 1 and 2.

B. Short-Term Investments

Short-term debt investments having a maturity of less than 60 days are valued at amortized cost.

C. Other Risks

The principal risks to which the Fund is subject are described below.

Stock Market Risk. The risk that stock prices overall will decline over a given period of time. The Fund’s total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

Index Risk. The risk that stocks in the benchmark index may underperform stock market investments that track other markets, segments or sectors. The Fund is not “actively” managed and therefore the risks associated with investing in stocks of companies in the benchmark index are not analyzed, quantified or controlled.

Tracking Error Risk. The risk that the Fund will not provide investment performance tracking the benchmark index. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the target index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the target index. Since the benchmark index components may change on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently. In addition, if the Fund employs a sampling strategy, the stocks held by the Fund may provide performance that differs significantly from the aggregate performance of all of the stocks comprising the benchmark index.

Replication Management Risk. The Fund is not ‘‘actively’’ managed and does not seek returns in excess of its benchmark index. Therefore, the Fund would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the benchmark index.

Small and Mid-Capitalization Risk. Small and mid-capitalization stocks may be volatile. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

Market Price Risk. Shares of the Fund are listed on the New York Stock Exchange Arca™, Inc. (“NYSE Arca™”) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Fund’s shares will typically approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, the investor may pay more than NAV when buying Fund shares on the secondary market, and may receive less than NAV when the investor sells Fund shares.

JETS Contrarian Opportunities Index Fund

Notes to Financial Statements (Continued)
June 30, 2011 (Unaudited)

Trading Halt Risk. Trading of the Fund’s shares on the NYSE Arca™ may be halted if (i) NYSE Arca™ officials deem such action appropriate in the interest of a fair and orderly market or to protect investors, (ii) the Fund’s shares are delisted from the NYSE Arca™ , (iii) the activation of market-wide “circuit breakers” halts stock trading. If trading is halted, investors may not be able to dispose of Fund shares that they own.

D. Investment Transactions and Investment Income

Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the dividend.

E. Dividends and Distributions to Shareholders

The Fund declares and pays dividends from net investment income, if any, to its shareholders annually. Dividends from net investment income may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code. The Fund distributes net realized taxable gains, if any, generally annually. In addition, the Fund intends to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities as if the Fund owned the underlying investment securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.

F. Federal Income Taxes

The Fund intends to comply with the provision of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable earnings to shareholders. As such, the Fund will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

The Fund files tax returns in the Unites States Federal jurisdiction. Generally, the Fund is subject to examination by such taxing authorities for up to three years after the filing of the return for the tax period.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

At June 30, 2011, the cost of investments and accumulated unrealized appreciation/(depreciation) of investments on a tax basis were as follows:

Cost	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation
$13,802,887	$1,216,034	$1,975,874	$(759,840)

Note 3.  Distribution Agreement

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund pursuant to a distribution agreement.  The Distributor does not maintain a secondary market in the Fund’s shares.

Note 4.  Fees and Expenses

The Trust has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser pursuant to which the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the sub-adviser. For these services, the Adviser receives an annual fee of 0.58% of the average daily net assets of the Fund.

JETS Contrarian Opportunities Index Fund

Notes to Financial Statements (Continued)
June 30, 2011 (Unaudited)

Under the terms of the Advisory Agreement, the Adviser pays all of the operating expenses of the Fund, except for the fee payments under the Advisory Agreement, interest expense, brokerage commissions and other trading expenses (such as stamp taxes), fees and expenses of the independent trustees, fees and expenses of the Trust’s chief compliance officer, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

The Adviser has contractually agreed to waive its management fee and/or pay certain operating expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with GAAP, and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.58% of average daily net assets of the Fund per year. The amount of advisory fees waived during the period ended June 30, 2011 is shown on the Statement of Operations.

Esposito Partners, LLC (“Sub-Adviser”) serves as the sub-adviser and provides investment advice and management services to the Fund. The Sub-Adviser supervises the day-to-day investment and reinvestment of the assets in the Fund and is responsible for monitoring the Fund’s adherence to its investment mandate.  The Sub-Adviser is paid by the Adviser.

Each Independent Trustee of the Trust receives an annual retainer of $5,000 for his services, which includes board meeting attendance. No other entity affiliated with the Trust or Adviser pays any compensation to the Trustees.

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Fund. FCS does not have any role in determining the investment policies or which securities are to be purchased or sold by the Trust or the Fund.  The Chief Compliance Officer of the Trust is also an officer of FCS.  FCS receives $34,374 annually for its services.

Note 5.  Investment Transactions

For the period ended June 30, 2011, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were $7,994,066 and $7,763,993, respectively.  Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

Note 6.  Capital

Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit”. Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares or multiples thereof. The Fund may charge transaction fees for creations and redemptions which are treated as increases to capital.

Only “Authorized Participants” may purchase or redeem shares directly from the Fund.  An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Purchases or redemptions of Creation Units are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

JETS Contrarian Opportunities Index Fund

Notes to Financial Statements (Continued)
June 30, 2011 (Unaudited)

Note 7.  Indemnification

Under the Trusts’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these agreements is unknown, as this would involve, future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

Note 8.  Subsequent Events

The Adviser has evaluated events and transactions for potential recognition or disclosure and has determined that there are no material events that would require additional disclosure through the date the financial statements were issued.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling 1-866-JAV-0029.  This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling 1-866-JAV-0029; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on FORM N-Q.  The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s FORM N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Service Providers:

Distributor:	Foreside Fund Services, LLC
Administrator, Transfer Agent and Custodian:	Brown Brothers Harriman & Co.
Compliance Support:	Foreside Compliance Services, LLC
Licensor:	Dow Jones Indexes

Contact JETS:
Javelin Investment Management, LLC
33 Witherspoon Street, Suite 210
Princeton, New Jersey 08542
1-866-JAV-0029
E-mail: info@jetsetfs.com

Unlike mutual funds, JETS and other Exchange Traded Funds are not sold directly to the public. As securities traded on the NYSE Arca SM, JETS can be purchased though any investment broker, including online brokerage services. Your bank may also be able to provide this service. JETS are traded throughout each day NYSE Arca SM is open.

ITEM 2.  CODE OF ETHICS.

Not Applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.   INVESTMENTS

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)
Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)(1)	Not Applicable.

(a)(2)
Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits to this Form N-CSR.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAVELIN EXCHANGE-TRADED TRUST.

Date: September 9, 2011	By:	/s/ Brinton W. Frith
Brinton W. Frith
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 9, 2011	By:	/s/ Brinton W. Frith
Brinton W. Frith
President
Principal Executive Officer

Date: September 9, 2011	By:	/s/ Brinton W. Frith
Brinton W. Frith
Treasurer Principal Financial Officer